Expense Example, No Redemption {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-14 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Multi-Asset Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 503
3 Years	721
5 Years	956
10 Years	1,631
Fidelity Advisor Multi-Asset Income Fund: Class M
Expense Example, No Redemption:
1 Year	501
3 Years	715
5 Years	946
10 Years	1,609
Fidelity Advisor Multi-Asset Income Fund: Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,919
Fidelity Advisor Multi-Asset Income Fund-Class I
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Advisor Multi-Asset Income Fund: Class Z
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	$ 883